Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Common stocks: 95.81%
Communication services: 15.33%
Entertainment: 0.21%
Netflix Incorporated †	1,640	$ 866,264
Take-Two Interactive Software Incorporated †	3,570	631,961
		1,498,225
Interactive media & services: 15.12%
Alphabet Incorporated Class A †	3,780	9,229,966
Alphabet Incorporated Class C †	18,890	47,344,381
Facebook Incorporated Class A †	121,100	42,107,681
Pinterest Incorporated Class A †	11,080	874,766
Snap Incorporated Class A †	91,475	6,233,107
Tencent Holdings Limited	9,900	744,639
Zillow Group Incorporated Class A †	7,245	887,730
ZoomInfo Technologies Incorporated †	42,135	2,198,183
		109,620,453
Consumer discretionary: 11.53%
Auto components: 0.98%
Aptiv plc †	22,285	3,506,099
Magna International Incorporated	38,725	3,587,484
		7,093,583
Automobiles: 1.60%
Ford Motor Company †	233,580	3,470,999
General Motors Company †	126,290	7,472,579
Tesla Motors Incorporated	1,015	689,896
		11,633,474
Hotels, restaurants & leisure: 2.70%
Airbnb Incorporated Class A †	147	22,512
Booking Holdings Incorporated †	4,475	9,791,703
Expedia Group Incorporated †	59,725	9,777,580
		19,591,795
Internet & direct marketing retail: 6.25%
Amazon.com Incorporated †	12,475	42,915,996
Trip.com Group Limited ADR †	67,215	2,383,444
		45,299,440
Health care: 0.20%
Health care technology: 0.20%
Veeva Systems Incorporated Class A †	4,555	1,416,377
Industrials: 1.23%
Electrical equipment: 0.01%
Bloom Energy Corporation Class A †	3,825	102,778
Road & rail: 1.22%
Lyft Incorporated Class A †	145,960	8,827,661
See accompanying notes to portfolio of investments

Wells Fargo Specialized Technology Fund  |  1

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Information technology: 67.52%
Communications equipment: 1.02%
Arista Networks Incorporated †	2,225	$ 806,140
Cisco Systems Incorporated	105,145	5,572,685
F5 Networks Incorporated †	5,375	1,003,298
		7,382,123
Electronic equipment, instruments & components: 2.49%
Cognex Corporation	9,425	792,171
Flex Limited †	135,490	2,421,206
IPG Photonics Corporation †	10,495	2,212,031
Samsung SDI Company Limited	20,334	12,603,234
		18,028,642
IT services: 17.17%
Adyen NV 144A†	1,340	3,273,939
DXC Technology Company †	161,330	6,282,190
EPAM Systems Incorporated †	6,355	3,247,151
Fidelity National Information Services Incorporated	18,106	2,565,077
Fiserv Incorporated †	22,195	2,372,424
Global Payments Incorporated	12,239	2,295,302
MasterCard Incorporated Class A	23,390	8,539,455
MongoDB Incorporated †	63,220	22,855,294
Okta Incorporated †	7,995	1,956,217
PayPal Holdings Incorporated †	75,285	21,944,072
Shopify Incorporated Class A †	5,105	7,458,303
Snowflake Incorporated Class A †	9,633	2,329,259
Square Incorporated Class A †	64,530	15,732,414
Twilio Incorporated Class A †	59,880	23,602,301
		124,453,398
Semiconductors & semiconductor equipment: 17.01%
Advanced Micro Devices Incorporated †	19,575	1,838,680
Advantest Corporation	20,600	1,856,123
Applied Materials Incorporated	96,770	13,780,048
Cree Incorporated †	15,005	1,469,440
Infineon Technologies AG	91,085	3,652,697
KLA Corporation	3,190	1,034,230
Lam Research Corporation	26,410	17,184,987
Micron Technology Incorporated †	226,945	19,285,786
Nvidia Corporation	10,045	8,037,005
NXP Semiconductors NV	41,440	8,525,037
ON Semiconductor Corporation †	158,155	6,054,173
Qorvo Incorporated †	19,575	3,829,849
SK Hynix Incorporated	77,922	8,822,142
Skyworks Solutions Incorporated	20,955	4,018,121
Taiwan Semiconductor Manufacturing Company Limited ADR	101,610	12,209,458
Teradyne Incorporated	38,885	5,209,035
Tokyo Electron Limited	15,100	6,535,020
		123,341,831
Software: 21.42%
Adobe Incorporated †	8,655	5,068,714
Alteryx Incorporated Class A †	27,050	2,326,841
Asana Incorporated Class A †	256,720	15,924,342
See accompanying notes to portfolio of investments

2  |  Wells Fargo Specialized Technology Fund

Portfolio of investments—June 30, 2021 (unaudited)

	Shares	Value
Software (continued)
Autodesk Incorporated †	5,635	$ 1,644,857
Box Incorporated Class A †	53,470	1,366,159
Cloudflare Incorporated Class A †	9,270	981,137
Crowdstrike Holdings Incorporated Class A †	80,095	20,128,674
Datadog Incorporated Class A †	18,755	1,952,020
DocuSign Incorporated †	7,560	2,113,549
FireEye Incorporated †	38,395	776,347
HubSpot Incorporated †	49,244	28,695,464
Intuit Incorporated	18,505	9,070,596
KnowBe4 Incorporated †	12,124	379,117
Microsoft Corporation	43,155	11,690,690
Palo Alto Networks Incorporated †	16,565	6,146,443
Paycom Software Incorporated †	39,325	14,293,458
Salesforce.com Incorporated †	39,340	9,609,582
UiPath Incorporated Class A †	14,123	959,375
Varonis Systems Incorporated †	57,745	3,327,267
Workday Incorporated Class A †	5,910	1,410,953
Zscaler Incorporated †	80,865	17,471,692
		155,337,277
Technology hardware, storage & peripherals: 8.41%
Apple Incorporated	218,730	29,957,261
HP Incorporated	61,080	1,844,005
Samsung Electronics Company Limited	161,817	11,595,819
Seagate Technology Holdings plc	74,140	6,519,130
Western Digital Corporation †	155,535	11,069,426
		60,985,641
Total Common stocks (Cost $419,164,428)		694,612,698

		Yield
Short-term investments: 4.23%
Investment companies: 4.23%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	30,696,320	30,696,320
Total Short-term investments (Cost $30,696,320)				30,696,320
Total investments in securities (Cost $449,860,748)	100.04%			725,309,018
Other assets and liabilities, net	(0.04)			(284,072)
Total net assets	100.00%			$725,024,946

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

Wells Fargo Specialized Technology Fund  |  3

Portfolio of investments—June 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$32,924,749	$49,708,451	$(51,936,880)	$0	$0	$30,696,320	4.23%	30,696,320	$2,319
See accompanying notes to portfolio of investments

4  |  Wells Fargo Specialized Technology Fund

Notes to portfolio of investments—June 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2021, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Wells Fargo Specialized Technology Fund  |  5

Notes to portfolio of investments—June 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$111,118,678	$0	$0	$111,118,678
Consumer discretionary	83,618,292	0	0	83,618,292
Health care	1,416,377	0	0	1,416,377
Industrials	8,930,439	0	0	8,930,439
Information technology	489,528,912	0	0	489,528,912
Short-term investments
Investment companies	30,696,320	0	0	30,696,320
Total assets	$725,309,018	$0	$0	$725,309,018
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended June 30, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo Specialized Technology Fund